Taxes payable	12 Months Ended
Dec. 31, 2021
Taxes payable [abstract]
Taxes payable	Taxes payable

	2021	2020

Income tax (IRPJ and CSLL) (a)	107,014	55,794
Contributions over revenue (PIS and COFINS) (b)	26,392	23,502
Withholding income tax (c)	22,640	12,021
Taxes on services (ISS) (d)	8,449	8,635
Withholding taxes from services taken (e)	6,362	5,969
Social security levied on gross revenue (INSS) (f)	564	503
Other taxes and contributions	5,032	411
	176,453	106,835

(a)
The expense for current income tax is recognized in the statement of profit or loss under "Income tax and social contribution" against tax payable. For some entities in the Group, advances for the payment of income tax expense is recognized during the tax year and are recognized as an asset under Recoverable taxes (Note 9).

(b)
PIS and COFINS are invoiced to and collected from the Group’s customers and recognized as deductions to gross revenue against tax liabilities, as the Group acts as agent collecting these taxes on behalf of the Brazilian federal government.

(c)	For some entities in the Group, advances for the payment of income tax expense is recognized during the tax year and are recognized as an asset under Recoverable taxes (Note 9).
(d)	ISS is recognized as deductions to gross revenue against tax liabilities, as the Group acts as agent collecting these taxes on behalf of municipal governments.
(e)
Amount relative to PIS, COFINS, IRPJ and CSLL, withheld from suppliers and paid by the Group on their behalf. These amounts are recognized as a tax liability, with no impact to the statement of profit or loss.

(f)
The entities Linx Sistemas, Equals, Hiper, Cappta, Vitta Tecnologia em Saúde S.A and Questor pay an INSS rate of 4.50% on gross revenue due to the benefits this regime offers to technology companies compared with social security tax on payroll.